UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):			[X] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		May 14, 2009
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		12
Form 13F Information Table Value Total:		$23,533.7

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
CAPELLA EDUCATION COMPANY	COM		139594 10 5	$2,475.6	46,709		SH		SOLE	NONE	  SOLE
CELGENE CORP			COM		151020 10 4	$3,325.6	74,900		SH		SOLE	NONE	  SOLE
FTI CONSULTING INC		COM		302941 10 9 	$1,484.4	30,000		SH		SOLE	NONE	  SOLE
GENOPTIX INC			COM		37243V 10 0	$2,103.3	77,100		SH		SOLE	NONE	  SOLE
GILEAD SCIENCES INC		COM		375558 10 3	$1,482.2	32,000		SH		SOLE	NONE	  SOLE
HMS HLDGS CORP			COM		40425J 10 1	$1,449.2	44,050		SH		SOLE	NONE	  SOLE
HOLOGIC INC			COM		436440 10 1	$865		66,083		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	45103T 10 7	$1,748		108,237		SH		SOLE	NONE	  SOLE
KENDLE CORPORATION INC		COM		48880L 10 7	$1,814.2	86,555		SH		SOLE	NONE	  SOLE
MONSANTO CO NEW			COM		61166W 10 1	$3,282.9	39,505		SH		SOLE	NONE	  SOLE
TEVA PHARMACEUTICAL INDS LTD	ADR		881624 20 9	$2,027.3	45,000		SH		SOLE	NONE	  SOLE
VISIONCHINA MEDIA INC		SPONSORED ADR	92833U 10 3	$1,476		228,836		SH		SOLE	NONE	  SOLE